Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
3.	Cash and cash equivalents

Cash and cash equivalents, consist of the following:

	As of December 31,
	2024	2025
	USD	USD
Cash at bank	$1,257,976	$477,598
Cash on hand	25	26
Total	$1,258,001	$477,624

The carrying amounts of the Group’s bank and cash balances are denominated in the following currencies:

	As of December 31,
	2024	2025
	USD	USD
RMB	$8,726	$12,693
USD	1,249,275	464,931
Total	$1,258,001	$477,624

Conversion of RMB into foreign currencies is subject to the PRC’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations.